Property, Plant and Equipment: (Tables)	3 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Property, Plant and Equipment

		Accumulated
	Cost	Depreciation	Net
March 31, 2024
Furniture and office equipment	$423,813	$(393,301)	$30,512
Transportation equipment	326,788	(326,788)	–
Leasehold improvements	29,390	(29,390)	–
Mineral property	350,000	–	350,000
	$1,129,991	$(749,479)	$380,512

		Accumulated
	Cost	Depreciation	Net
December 31, 2023
Furniture and office equipment	423,813	(389,423)	34,390
Transportation equipment	326,788	(326,788)	–
Leasehold improvements	29,390	(29,390)	–
Mineral property	350,000	–	350,000
	$1,129,991	$(745,601)	$384,390

We evaluate our equipment and mineral property to determine whether events or changes in circumstances have occurred that may indicate that the carrying amount may not be recoverable. No impairment write-downs of property, plant and equipment were recorded during the three months ended March 31, 2024 and 2023.